Property, Plant And Equipment, Net (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment, Net [Abstract]
Depreciation expenses	$ 91,731	$ 85,449	$ 81,728
Grants received	15,492	15,208
Equipment produced for self use	$ 120,093	$ 121,205